Net Loss per Common Unit	3 Months Ended
Mar. 31, 2017
Earnings Per Share [Abstract]
Net Loss per Common Unit
NET LOSS PER COMMON UNIT

Net loss per common unit for a given period is based on the distributions that will be made to the unitholders with respect to the period plus an allocation of undistributed net loss based on provisions of the partnership agreement, divided by the weighted average number of common units outstanding. Distributions paid by us are presented on the Consolidated Statement of Partners’ Equity. On April 21, 2017, we declared a $0.425 distribution per common unit and the related distribution to our general partner to be paid on May 15, 2017 to unitholders of record as of May 2, 2017 for the period from January 1, 2017 to March 31, 2017.

The two-class method dictates that net income (loss) for a period be reduced by the amount of available cash that will be distributed with respect to that period and that any residual amount representing undistributed net income be allocated to common unitholders and other participating unitholders to the extent that each unit may share in net income as if all of the net income for the period had been distributed in accordance with the partnership agreement. Undistributed income is allocated to participating securities based on the distribution waterfall for available cash specified in the partnership agreement. Undistributed losses (including those resulting from distributions in excess of net income) are allocated to common units and other participating securities on a pro rata basis based on provisions of the partnership agreement. Historical income (loss) attributable to a company that was purchased from an entity under common control is allocated to the predecessor owner in accordance with the terms of the partnership agreement. Distributions are treated as distributed earnings in the computation of earnings per common unit even though cash distributions are not necessarily derived from current or prior period earnings.

The Class B units were issued at a discount to the market price of the common units into which they are convertible.  This discount, totaling $2,130 million, represents a beneficial conversion feature and is reflected as an increase in common and subordinated unitholders’ equity and a decrease in Class B unitholders’ equity to reflect the fair value of the Class B units at issuance on our Consolidated Statement of Partners’ Equity.  The beneficial conversion feature is considered a dividend that will be distributed ratably with respect to any Class B unit from its issuance date through its conversion date, resulting in an increase in Class B unitholders’ equity and a decrease in common and subordinated unitholders’ equity. We amortize the beneficial conversion feature through the mandatory conversion date of August 2017 for Cheniere Holdings’ and Blackstone CQP Holdco’s Class B units. We are amortizing using the effective yield method with a weighted average effective yield of 888.7% per year and 966.1% per year for Cheniere Holdings’ and Blackstone CQP Holdco’s Class B units, respectively. The impact of the beneficial conversion feature is also included in earnings per unit for the three months ended March 31, 2017 and 2016.

Based on the capital structure as of March 31, 2017, the anticipated impact to the capital accounts in connection with the amortization of the beneficial conversion feature is as follows in 2017 (in millions):

Common Units	Class B Units	Subordinated Units
$(594)	$2,004	$(1,410)

Under our partnership agreement, the IDRs participate in net income (loss) only to the extent of the amount of cash distributions actually declared, thereby excluding the IDRs from participating in undistributed net income (loss). We did not allocate earnings or losses to IDR holders for the purpose of the two-class method earnings per unit calculation for any of the periods presented. The following table (in millions, except per unit data) provides a reconciliation of net income (loss) and the allocation of net income (loss) to the common units, the subordinated units and the general partner units for purposes of computing net loss per unit.

		Limited Partner Units
	Total	Common Units	Class B Units	Subordinated Units	General Partner Units
Three Months Ended March 31, 2017
Net income	$47
Declared distributions	25	24	—	—	1
Amortization of beneficial conversion feature of Class B units	—	(70)	235	(165)	—
Assumed allocation of undistributed net income	$22	—	—	22	—
Assumed allocation of net income (loss)		$(46)	$235	$(143)	$1

Weighted average units outstanding		57.1	145.3	135.4
Net loss per unit		$(0.80)		$(1.06)

Three Months Ended March 31, 2016
Net loss	$(75)
Declared distributions	25	24	—	—	1
Assumed allocation of undistributed net loss	$(100)	(29)	—	(69)	(2)
Assumed allocation of net loss		$(5)	$—	$(69)	$(1)

Weighted average units outstanding		57.1	145.3	135.4
Net loss per unit		$(0.08)		$(0.51)